Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2016 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	1,229,166,000,000
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas	384,999,000,000
Gas options
Derivative [Line Items]
Commodity volumes, Gas	844,167,000,000